Others	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Others
12.	OTHERS

(1)	Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to improve the Group’s capital structure, the Group may issue new shares or sell assets to reduce debt ratio. The Group monitors capital on the basis of the debt
ratio. This ratio is calculated as total debt divided by total capital.
As of December 31, 2018 and 2019, the Group’s gearing ratios are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Total debt	$748,725	$664,068	$22,202

Total capital	$640,451	$741,939	$24,806

Debt ratio	116.91%	89.50%	89.50%

(2)	Financial instruments

A.	Financial instruments by category

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Financial assets
Financial assets at amortized cost/ loans and receivables
Cash and cash equivalents	$807,484	$1,023,874	$34,232
Current financial assets at amortized cost	307,150	—	—
Accounts receivables, net	9,343	15,120	506
Other receivables	5,811	4,654	156
Refundable deposits	18,930	24,351	814

	$1,148,718	$1,067,999	$35,708

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Financial liabilities
Financial liabilities at amortized cost
Short-term borrowings	$46,000	$46,000	$1,538
Other payables	206,268	131,064	4,382
Financial lease liabilities (including current portion)	48,000	—	—
Lease liabilities (including current portion)	—	92,509	3,093
Long-term borrowings (including current portion)	434,757	370,653	12,392

	$735,025	$640,226	$21,405

B.	Financial risk management policies

(a)
The Group’s activities expose it to a variety of financial risks: market risk, credit risk, liquidity risk and cash flow interest rate risk. The Group adopts overall risk management program and control system to identify all financial risks and seeks to control and balance potential adverse effects from those aforesaid financial risks.

(b)
The goal of market risk management is to appropriately consider the impacts of economic environment, competition and market value risk, in order to achieve the best risk position, to maintain appropriate liquidity position and to centrally manage all market risks.

(c)	To meet its risk management objectives, the Group’s procedures of hedge focus on market risk and cash flow interest rate risk.

C.	Significant financial risks and degree of financial risks

(a)	Market risk

i.	Foreign exchange risk

(i)
The Group’s businesses involve some
non-functional
currency operations (the Company’s functional currency: NTD; the subsidiaries’ functional currencies: USD, EUR, HKD, RMB, AUD and JPY). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2018
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value
	$000			NT$000
Financial assets Monetary items
USD : NTD	US$	29,933	30.715	$919,392
Non-monetary items
USD : NTD	US$	1,529	30.715	46,963
AUD : NTD	AUD	1,754	21.665	38,000
Financial liabilities Monetary items
USD : NTD	US$	17,886	30.715	549,368
AUD : NTD	AUD	2,544	21.665	55,116

	December 31, 2019
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value	Book value
	$000			NT$000	US $000
Financial assets
Monetary items
USD : NTD	US$	3,126	29.980	$93,717	$3,133
Non-monetary items
USD : NTD	US$	1,671	29.980	50,097	1,675
AUD : NTD	AUD	1,650	21.005	34,658	1,159
Financial liabilities Monetary items
USD : NTD	US$	13,493	29.980	404,520	13,525
AUD : NTD	AUD	1,687	21.005	35,435	1,185

(ii)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	2018
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on other comprehensive income
		NT$000	NT$000
Financial assets Monetary items
USD : NTD	1%	$9,194	$—
Non monetary items
USD : NTD	1%	—	470
AUD : NTD	1%	—	380
Financial liabilities Monetary items
USD : NTD	1%	5,494	—
AUD : NTD	1%	551	—

	2019
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on profit or loss	Effect on other comprehensive income	Effect on other comprehensive income
		NT$000	US$000	NT$000	US$000
Financial assets Monetary items
USD : NTD	1%	$937	$31	$—	$—
Non monetary items
USD : NTD	1%	—	—	501	17
AUD : NTD	1%	—	—	347	12
Financial liabilities Monetary items
USD : NTD	1%	4,045	135	—	—
AUD : NTD	1%	354	12	—	—

(iii)
The unrealized exchange gain (loss) arising from significant foreign exchange variation on the monetary items held by the Group for 2017, 2018 and 2019 are NT$329 thousand, NT$24 thousand and NT$12,271 thousand (US$410 thousand), respectively.

ii.	Cash flow and fair value interest rate risk
The Group’s interest rate risk arises from short-term and long-term borrowings. Borrowings issued at floating interest rates expose the Group to cash flow interest rate risk. During 2017, 2018 and 2019, the Group’s borrowings at floating interest rate were denominated in the NT dollars and US dollars
.
At December 31, 2018 and 2019, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2018 and 2019 would have been NT$653 thousand and NT$833 thousand (US$28 thousand) higher/lower, respectively.
The main factor is that the floating-rate borrowings resulted in changes in interest expense.

(b)	Credit risk

i.
Credit risk refers to the risk of financial loss to the Group arising from cash and deposits with banks and financial institutions, as well as default by the customers on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms.

ii.
The Group manages their credit risk taking into consideration the entire Group’s concern. For banks and financial institutions, only financial institutions with a good credit rating are accepted. According to the Group’s credit policy, each entity in the Group is responsible for managing and analyzing the credit risk for each of their new customers before entering into license contracts. Internal risk control assesses the credit quality of the customers, taking into account their financial positions, past experience and other factors.

iii.	The default occurs when the contract payments are past due based on the agreed terms.

iv.	The following indicators are used to determine whether the credit impairment of debt instruments has occurred:

(i)	It becomes probable that the issuer will enter bankruptcy or other financial reorganization due to their financial difficulties;

(ii)	The disappearance of an active market for that financial asset because of financial difficulties;

(iii)	Default or delinquency in interest or principal repayments.

v.
The Group classifies customers’ accounts receivable in accordance with credit rating of customers. The Group applies the simplified approach to estimate expected credit loss under the provision matrix basis.

v i .
The Group wrote off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights.

vi i .
The Group assesses the expected credit losses based on the payment terms stipulated in the contracts with the customers. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The historical loss rates are adjusted to reflect current and forward-looking information on factors affecting the ability of the customers to settle the receivables. Except for loss allowance of NT$18,132 thousand established based on the delay payment of the balances due from one customer, the Group has not identified impairments on the trade receivables. The Group has therefore concluded that the expected loss rates for the trade receivables and contract assets is very low, and the loss allowance for the trade receivables and contract assets recognized is immaterial as of December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the balance of allowance for doubtful accounts was both NT$18,132 thousand.

viii.
As of December 31, 2018 and 2019, with no collateral held or other credit enhancements, maximum exposure to credit risk in respect of the Group’s accounts receivable and contract assets was NT$11,626 thousand and NT$15,120 thousand (US$506 thousand), respectively.

(c)	Liquidity risk

i.
Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Additionally, the Group closely monitors the execution and covenants compliance of the loan and security agreement and intitiates discussing with the banks as needed.

ii.
The table below analyzes the Group’s
non-derivative
financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	December 31, 2018
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,761	$—	$—	$—	$—
Other payables	206,268	—	—	—	—
Finance lease liabilities (including current portion)	24,583	24,198	—	—	—
Long-term borrowings (including current portion)	82,864	322,928	8,351	24,210	30,429

	December 31, 2019
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,897	$—	$—	$—	$—
Other payables	131,064	—	—	—	—
L ease liabilities (including current portion)	64,827	20,352	7,523	2,055	—
Long-term borrowings (including current portion)	323,437	6,367	21,534	5,180	27,839

	December 31, 2019
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	US$000	US$000	US$000	US$000	US$000
Short-term borrowings	$1,568	$—	$—	$—	$—
Other payables	4,382	—	—	—	—
L ease liabilities (including current portion)	2,167	680	252	69	—
Long-term borrowings (including current portion)	10,814	213	720	173	931

(3)	Fair value information

A.	The Group had no financial instruments measured at fair value, by valuation method, as of December 31, 2018 and 2019.

B.
Management considers that the carrying amounts of financial assets and liabilities not measured at fair value are approximate to their fair values, including cash and cash equivalents, financial assets at amortized cost, receivables, refundable deposits, short-term borrowings, long-term borrowings (including current portion), payables, finance lease liabilities (including current portion) and lease liabilities (including current and non-current).